“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED MARCH 26, 2009 TO THE
FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS DATED MAY 1, 2008

RELATING TO THE SINGLE STATE INSURED TAX EXEMPT FUNDS
(EXCLUDING CALIFORNIA AND NEW YORK INSURED TAX EXEMPT FUNDS)

     Effective May 26, 2009, the policy of investing in insured securities will be eliminated for each single state insured tax exempt fund (each, a “Fund”), other than the California Insured Tax Exempt and New York Insured Tax Exempt Fund. This policy required each Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of each Fund also will be changed to remove the word “insured.” The policy change is necessary because currently, there are relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Funds invest. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Funds to purchase securities that are insured by qualified insurers.

     The Funds will continue to be managed as high quality tax exempt bond funds. Each Fund will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Funds’ adviser to be of investment grade quality. The Funds will continue to purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

     No change is being made to the policies or the names of the Insured Tax Exempt, Insured Tax Exempt II, California Insured Tax Exempt, or New York Insured Tax Exempt Funds. In the case of these funds, sufficient insured municipal securities are currently available for purchase. Therefore, each of these funds will continue to have a policy that requires it to invest, under normal circumstances, at least 80% of its net assets in securities that are insured as to the timely payment of principal and interest by independent insurance companies that are rated as investment grade by at least one NRSRO.

     TEP0309

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED MARCH 26, 2009 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS PROSPECTUS

Connecticut Fund
Massachusetts Fund
New Jersey Fund
New York Fund

Dated May 1, 2008

     Effective May 26, 2009, the policy of investing in insured securities will be eliminated for the Connecticut, Massachusetts and New Jersey Insured Tax Exempt Funds (each a “Fund”). This policy required each Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of each Fund also will be changed to remove the word “insured.” The policy change is necessary because currently, there are relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Funds invest. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Funds to purchase securities that are insured by qualified insurers.

     The Funds will continue to be managed as high quality tax exempt bond funds. Each Fund will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Funds’ adviser to be of investment grade quality. The Funds will continue to purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

     No change is being made to the policies or name of the New York Insured Tax Exempt Fund since there are sufficient insured municipal securities currently available for purchase. The New York Insured Tax Exempt Fund will therefore continue to have a policy that requires it to invest, under normal circumstances, at least 80% of its net assets in securities that are insured as to the timely payment of principal and interest by independent insurance companies that are rated as investment grade by at least one NRSRO.

     CT0309

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED MARCH 26, 2009 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS PROSPECTUS

Georgia Fund
Maryland Fund
North Carolina Fund
Virginia Fund

Dated May 1, 2008

     Effective May 26, 2009, the policy of investing in insured securities will be eliminated for the North Carolina and Virginia Insured Tax Exempt Funds (each a “Fund”). This policy required each Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of each Fund also will be changed to remove the word “insured.” The policy change is necessary because currently, there are relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Funds invest. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Funds to purchase securities that are insured by qualified insurers.

     The Funds will continue to be managed as high quality tax exempt bond funds. Each Fund will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Funds’ adviser to be of investment grade quality. The Funds will continue to purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

     NC0309

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED MARCH 26, 2009 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS PROSPECTUS

Michigan Fund
Minnesota Fund
Missouri Fund
Ohio Fund
Pennsylvania Fund

Dated May 1, 2008

     Effective May 26, 2009, the policy of investing in insured securities will be eliminated for the Michigan, Minnesota, Ohio and Pennsylvania Insured Tax Exempt Funds (each a “Fund”) regarding investments in insured securities will be eliminated. This policy required each Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of each Fund also will be changed to remove the word “insured.” The policy change is necessary because currently, there are relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Funds invest. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Funds to purchase securities that are insured by qualified insurers.

     The Funds will continue to be managed as high quality tax exempt bond funds. Each Fund will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Funds’ adviser to be of investment grade quality. The Funds will continue to purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

     MI0309

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED MARCH 26, 2009 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS PROSPECTUS

Arizona Fund
California Fund
Colorado Fund
Oregon Fund

Dated May 1, 2008

     Effective May 26, 2009, the policy of investing in insured securities will be eliminated for the Oregon Insured Tax Exempt Fund (the “Fund”). This policy required the Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of the Fund also will be changed to remove the word “insured.” The policy change is necessary because currently, there are relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Fund invests. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Fund to purchase securities that are insured by qualified insurers.

     The Fund will continue to be managed as high quality tax exempt bond fund. The Fund will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Fund’s adviser to be of investment grade quality. The Fund will continue to purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

     No change is being made to the policies or name of the California Insured Tax Exempt Fund since there are sufficient insured municipal securities currently available for purchase. The California Insured Tax Exempt Fund will therefore continue to have a policy that requires it to invest, under normal circumstances, at least 80% of its net assets in securities that are insured as to the timely payment of principal and interest by independent insurance companies that are rated as investment grade by at least one NRSRO.

     OR0309